-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
                                                       |
                                                       |Estimated average burden
                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-09911
                                       -----------------------------------------

                            Hussman Investment Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          3525 Ellicott Mills Drive       Ellicott City, Maryland 21043
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 John F. Splain
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (410) 750-3900
                                                    ----------------

Date of fiscal year end:  June 30, 2003
                          ---------------------------

Date of reporting period: December 31, 2002
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



              [GRAPHIC OMITTED]     HUSSMAN

                              STRATEGIC GROWTH FUND

                                   A SERIES OF
                            HUSSMAN INVESTMENT TRUST

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2002
                                   (UNAUDITED)


                               [GRAPHIC OMITTED]

              [GRAPHIC OMITTED]     HUSSMAN

                              STRATEGIC GROWTH FUND

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
      HUSSMAN STRATEGIC GROWTH FUND VERSUS THE RUSSELL 2000 INDEX AND THE
                         STANDARD & POOR'S 500 INDEX(a)


[GRAPH OMITTED]


     HUSSMAN STRATEGIC GROWTH FUND               S&P 500 INDEX                     RUSSELL 2000 INDEX
     -----------------------------               -------------                     ------------------
   7/24/2000                10,000       7/24/2000              10,000       7/24/2000              10,000
   7/31/2000      0.00%     10,000       7/31/2000    -2.27%     9,773       7/31/2000    -2.64%     9,736
   8/31/2000      0.30%     10,030       8/31/2000     6.21%    10,380       8/31/2000     7.63%    10,479
   9/30/2000      3.19%     10,350       9/30/2000    -5.28%     9,832       9/30/2000    -2.94%    10,171
  10/31/2000     -3.00%     10,040      10/31/2000    -0.42%     9,790      10/31/2000    -4.46%     9,717
  11/30/2000      7.97%     10,840      11/30/2000    -7.88%     9,018      11/30/2000   -10.27%     8,719
  12/31/2000      7.38%     11,640      12/31/2000     0.49%     9,063      12/31/2000     8.59%     9,468
   1/31/2001     -3.18%     11,270       1/31/2001     3.55%     9,384       1/31/2001     5.21%     9,961
   2/28/2001      6.74%     12,030       2/28/2001    -9.12%     8,528       2/28/2001    -6.56%     9,307
   3/31/2001      3.33%     12,430       3/31/2001    -6.34%     7,988       3/31/2001    -4.89%     8,852
   4/30/2001     -1.93%     12,190       4/30/2001     7.77%     8,609       4/30/2001     7.82%     9,545
   5/31/2001      1.23%     12,340       5/31/2001     0.67%     8,667       5/31/2001     2.46%     9,779
   6/30/2001     -1.13%     12,200       6/30/2001    -2.43%     8,456       6/30/2001     3.45%    10,117
   7/31/2001      2.21%     12,470       7/31/2001    -0.98%     8,372       7/31/2001    -5.41%     9,569
   8/31/2001      2.41%     12,770       8/31/2001    -6.26%     7,848       8/31/2001    -3.23%     9,260
   9/30/2001     -1.02%     12,640       9/30/2001    -8.08%     7,215       9/30/2001   -13.46%     8,014
  10/31/2001      1.00%     12,767      10/31/2001     1.91%     7,352      10/31/2001     5.85%     8,483
  11/30/2001      3.68%     13,236      11/30/2001     7.67%     7,916      11/30/2001     7.74%     9,139
  12/31/2001      0.84%     13,348      12/31/2001     0.88%     7,985      12/31/2001     6.17%     9,703
   1/31/2002      3.69%     13,840       1/31/2002    -1.46%     7,869       1/31/2002    -1.04%     9,602
   2/28/2002      0.89%     13,963       2/28/2002    -1.93%     7,717       2/28/2002    -2.74%     9,339
   3/31/2002      3.68%     14,477       3/31/2002     3.76%     8,008       3/31/2002     8.04%    10,090
   4/30/2002      2.39%     14,823       4/30/2002    -6.06%     7,522       4/30/2002     0.91%    10,182
   5/31/2002      2.49%     15,192       5/31/2002    -0.74%     7,467       5/31/2002    -4.44%     9,730
   6/30/2002     -1.84%     14,913       6/30/2002    -7.12%     6,935       6/30/2002    -4.96%     9,247
   7/31/2002      2.85%     15,338       7/31/2002    -7.80%     6,394       7/31/2002   -15.10%     7,851
   8/31/2002      0.36%     15,394       8/31/2002     0.66%     6,436       8/31/2002    -0.25%     7,831
   9/30/2002     -1.23%     15,204       9/30/2002   -10.87%     5,736       9/30/2002    -7.18%     7,268
  10/31/2002     -1.76%     14,935      10/31/2002     8.80%     6,241      10/31/2002     3.21%     7,501
  11/30/2002     -1.07%     14,775      11/30/2002     5.89%     6,609      11/30/2002     8.92%     8,171
  12/31/2002      3.01%     15,220      12/31/2002    -5.87%     6,221      12/31/2002    -5.57%     7,716

Past performance is not predictive of future performance.


  =======================================
  |    HUSSMAN STRATEGIC GROWTH FUND     |
  |   AVERAGE ANNUAL TOTAL RETURNS (b)   |
  |(FOR PERIODS ENDED DECEMBER 31, 2002) |
  |                                      |
  |   1 YEAR      SINCE INCEPTION (c)    |
  |  -------     --------------------    |
  |   14.02%           18.80%            |
  |                                      |
  =======================================



(a) The Russell 2000 Index contains small and medium capitalization stocks, and is generally representative of the stocks held by the Hussman Strategic Growth Fund. The S&P 500 Index is a widely followed equity benchmark and is presented for comparative purposes only. Because the Hussman Strategic Growth Fund may vary its exposure to market fluctuations, Fund returns may differ from the performance of major stock market indices.

(b) Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Annualized. Initial public offering of shares was July 24, 2000.

HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS                                          JANUARY 29, 2003
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

     The Hussman Strategic Growth Fund performed as intended during 2002, gaining value with substantially less volatility than the overall market.

     FOR THE YEAR, THE FUND EARNED A TOTAL RETURN OF +14.02%, VERSUS LOSSES OF -20.48% IN THE RUSSELL 2000 INDEX AND -22.10% IN THE S&P 500 INDEX. The Fund also experienced substantially less volatility than the major indices, with the deepest pullback from peak-to-trough amounting to -6.56%. This compares with peak-to-trough pullbacks of -37.05% for the Russell 2000 Index, and -33.00% for the S&P 500 Index within the year.

     Given the Fund's emphasis on long-term capital appreciation, a single year is a very limited period over which to measure or evaluate returns. To add a slightly longer perspective, the Fund gained +14.67% during 2001, and +16.40% during 2000 (from the inception of the Fund on July 24, 2000 through year-end). FROM THE INCEPTION OF THE FUND THROUGH DECEMBER 31, 2002, THE FUND GAINED +52.20% (+18.80% ANNUALIZED). IN CONTRAST, THE RUSSELL 2000 LOST -22.84% (-10.09% ANNUALIZED) AND THE S&P 500 LOST -37.79% (-17.69% ANNUALIZED).

     IMPORTANTLY, THE FUND HAS EARNED SIGNIFICANTLY POSITIVE AVERAGE RETURNS BOTH IN MONTHS WHEN THE MARKET HAS ADVANCED, AND IN MONTHS WHEN THE MARKET HAS DECLINED. Since the Fund's inception, the Russell 2000 has experienced 13 advancing months and 17 declining months. During those advancing months (generally bear market rallies in which the Fund remained hedged), the Fund earned an average annualized return of +11.07%. During the declining months, the Fund earned an average annualized return of +25.13%.

     The difference in returns between advancing and declining months can be traced to the fact that declining months in the market have generally been paced on the downside by groups such as technology and financials that the Fund held fairly lightly. Currently, the Fund's weighting in technology is somewhat closer to that of the major averages, though the Fund remains relatively light in financial stocks.

     Despite these average returns, shareholders should keep in mind that the Fund does take risk. The Fund can and does experience some periods of negative returns, even when it is hedged against overall market fluctuations. Also, the Fund is likely to experience greater volatility when a more aggressive stance becomes appropriate.

--------------------------------------------------------------------------------
                                                                               1

HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------


     During very favorable Market Climates, the Fund will generally not hedge at all, and our exposure to market fluctuations may be substantial.

     THE FUND IS INTENDED FOR INVESTORS WHO CAN TOLERATE BOTH THE RISK OF LOSS, AND THE RISK THAT IT MAY NOT ALWAYS TRACK THE OVERALL DIRECTION OF THE MARKET. The willingness to accept these risks is essential to our objective of long-term capital appreciation, with added emphasis on defending capital during unfavorable market conditions.

PERFORMANCE DRIVERS

     The Hussman Strategic Growth Fund is very emphatically a growth fund, not a market-neutral fund, and certainly not a bear fund. Still, in response to specific conditions of unfavorable valuation and unfavorable trend uniformity in recent years, we have placed added emphasis on the protection of capital. This defensiveness is not an inherent attribute of the Fund, but rather a response to a well-defined combination of market conditions that historically has occurred in less than 25% of market history.

     During most of 2002, the Fund held a largely or fully hedged position. Typically, the Fund had over 90% of net assets invested in stocks believed to exhibit favorable valuation and market action. In order to hedge the market risk of these favored stocks, the Fund typically held an offsetting short sale of similar size, using the Russell 2000 and S&P 100 indices. The appropriateness of hedging using these indices is reflected in the relatively low volatility experienced by the Fund throughout the year.

     WHEN THE FUND IS IN A FULLY HEDGED POSITION, OUR INVESTMENT RETURNS ARE DRIVEN BY THE DIFFERENCE IN PERFORMANCE BETWEEN THE STOCKS THAT WE HOLD LONG, AND THE INDICES THAT WE SELL SHORT AS A HEDGE. The intent is not to speculate on market declines, but simply to remove the impact of market fluctuations from the portfolio.

     Last year, as in 2000 and 2001, effective stock selection, relative to the market, accounts for the gain enjoyed by the Fund. WHEN WE SELECT STOCKS, OUR PRIMARY FOCUS IS ON VALUATION AND MARKET ACTION. The goal is to purchase stocks which appear attractively priced in relation to the stream of future cash flows that they are likely to deliver to shareholders. We also pay close attention to the trading action of individual stocks, particularly price and volume behavior which suggests persistent accumulation by other market participants.



--------------------------------------------------------------------------------
2

HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

     During 2002, the Fund benefited from relatively strong performance among consumer stocks, which represented a somewhat larger weight in the Fund than in the major indices. The Fund also benefited from a somewhat smaller weight in technology shares than reflected in the major indices, particularly during the first half of the year. These differences in industry weightings were intentional, and were driven by the specific characteristics of valuation and market action in each industry. At present, the most significant weighting difference between the Fund and the overall market is in financial stocks, where the Fund continues to hold a light exposure.

     In a year marked by substantial volatility, the largest individual gains and losses in the Fund during 2002 were often determined more by the amount and date of a particular investment, than by the long-term merit of the security purchased. For that reason, the securities responsible for the Fund's largest gains and losses were, with few exceptions, still held by the Fund at year-end. The largest gainers during 2002 included Lexmark, American Power Conversion, Outback Steakhouse, Pacificare Health, Best Buy, United Technologies, PPL, Chicos FAS, Marriott, and Reebok. The largest losses included Children's Place, Cigna, Wendy's, Sabre Holdings, York International, Circuit City, Ocular Sciences, NVIDIA, Kimberly Clark, and Home Depot.

PORTFOLIO INSIGHT

     The Portfolio of Investments section of this report provides a detailed view of our investment stance. AS OF DECEMBER 31, 2002, THE FUND HAD NET ASSETS OF $442,858,590. THE PORTFOLIO OF THE FUND WAS DIVERSIFIED ACROSS 115 STOCKS IN A WIDE VARIETY OF INDUSTRIES. TYPICALLY, A LARGE HOLDING IN THE FUND REPRESENTS ABOUT 2% OF THE PORTFOLIO, WHILE SMALLER HOLDINGS TYPICALLY REPRESENT BETWEEN 0.5% AND 1% OF THE PORTFOLIO. THE TOTAL VALUE OF COMMON STOCKS HELD BY THE FUND WAS $416,695,628, REPRESENTING 94.09% OF NET ASSETS.

     To hedge these stock holdings against the impact of market fluctuations, the Fund held 2850 option combinations on the S&P 100 Index, and 6650 option combinations on the Russell 2000 Index. Each combination is created by purchasing one put option, and selling short one call option having the same strike price and expiration as the put. This combination behaves as an interest-bearing short sale on the index.


--------------------------------------------------------------------------------
                                                                               3

HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

     For example, on December 31, 2002, the S&P 100 Index closed at 444.75. Since each option controls 100 "shares" of the index, each S&P 100 put-call combination acted as a short sale of $44,475 worth of the S&P 100. Similarly, the Russell 2000 closed at 383.10 on that date. So each Russell 2000 put-call combination acted as a short sale of $38,310 worth of the Russell 2000.

     IN EFFECT, THE 2850 S&P 100 OPTION COMBINATIONS AND THE 6650 RUSSELL 2000 OPTION COMBINATIONS WERE EQUIVALENT TO A SHORT SALE ON MAJOR MARKET INDICES, HAVING A COMBINED VALUE OF $381,515,250. THIS HEDGE OFFSET ABOUT 91.6% OF THE VALUE OF THE STOCKS HELD LONG BY THE FUND.

     The option combinations are intended to reduce the Fund's exposure to overall market fluctuations, while preserving its exposure to movements in the stock portfolio that are independent of the market. While these company-specific movements are a source of risk, they are also the primary source of the Fund's returns during unfavorable Market Climates. During 2002, this approach performed as intended.

     Finally, the Fund held $26,102,310 in cash and money market instruments. This position essentially arose from premiums received on written call options, and from new shareholder purchases of the Fund.

CURRENT OUTLOOK

     THE MARKET ENTERS 2003 WITH THE LARGEST U.S. CURRENT ACCOUNT DEFICIT ON RECORD. HISTORICALLY, ROBUST ECONOMIC RECOVERIES HAVE ALWAYS BEGUN WITH A
SURPLUS IN CURRENT ACCOUNT. A current account surplus indicates that U.S. domestic savings are not only sufficient to finance investment at home, but are so plentiful that they can be invested abroad. In such an environment, the U.S. typically has a substantial ability to finance a boom in new investment, auto sales, and housing. In the current environment, none of these areas is likely to enjoy the powerful rebound that has historically fueled rapid economic recoveries.

     MEANWHILE, THE S&P 500 REMAINS PRICED TO DELIVER TOTAL RETURNS IN THE 3-5.5% ANNUALIZED RANGE OVER THE COMING DECADE. These calculations are based on two assumptions. First, that earnings will recover all of their lost ground, and continue to grow along the peak of their long-term earnings growth channel over time. S&P 500 earnings have historically grown at just 6% annually from peak-to-peak, closely matching the long-term growth of nominal GDP. Second,


--------------------------------------------------------------------------------
4

HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

these long-term return calculations assume that the price-earnings ratio on the S&P 500 will not decline below its historical norms even a decade from now (detailed calculations can be found in the January 1, 2003 issue of Hussman Investment Research & Insight, available on the Fund website www.hussmanfunds.com). In our view, these assumptions lean toward optimism rather than pessimism.

     STILL, VALUATION IS ONLY AN INDICATION OF VERY LONG-TERM INVESTMENT MERIT. NEITHER ECONOMIC FUNDAMENTALS NOR VALUATIONS ARE LIKELY TO PREVENT THE MARKET FROM ENJOYING STRONG AND EVEN SUSTAINED ADVANCES FROM TIME TO TIME. OUR MEASURES OF TREND UNIFORMITY ARE INTENDED TO CAPTURE SUCH PERIODS OF SPECULATIVE MERIT, SO THE FUND MAY ACCEPT AN EXPOSURE TO MARKET RISK EVEN WHEN LONG-TERM INVESTMENT MERIT IS LACKING. No approach is always accurate, but we believe that it is closer to the truth to believe that investment returns depend on valuation and market action, than to believe that returns are independent of these considerations.

     Unlike Wall Street investment strategists or market timers, we have no particular forecast for the market over the coming year. Our approach simply does not rely on such forecasts. Instead, we align the Fund with the prevailing Market Climate that we identify at any given time, based on specific, well-defined measures of valuation and market action. When the evidence shifts, our investment posture will shift as well. As of early 2003, this posture remained defensive.

I appreciate your investment in the Fund.

Best wishes,

John P. Hussman, Ph.D.

Weekly updates regarding market conditions and investment strategy, as well as special reports and analysis, are available at no charge at the Fund's website www.hussmanfunds.com

--------------------------------------------------------------------------------
                                                                               5

HUSSMAN STRATEGIC GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
  Investments in securities:
  At acquisition cost .......................................... $ 456,645,835
                                                                 =============
  At value (Note 1) ............................................ $ 439,735,853
  Investments in money market funds ............................    25,602,310
  Cash .........................................................       500,000
  Dividends receivable .........................................       319,405
  Receivable for investment securities sold ....................     4,649,027
  Receivable for capital shares sold ...........................     2,536,842
  Other assets .................................................        66,188
                                                                 -------------
          Total Assets .........................................   473,409,625
                                                                 -------------

LIABILITIES

  Written call options, at value (Notes 1 and 4)
  (premiums received $29,408,750) ..............................    17,743,425
  Payable for investment securities purchased ..................    12,219,581
  Payable for capital shares redeemed ..........................        61,659
  Accrued investment advisory fees (Note 3) ....................       431,327
  Payable to administrator (Note 3) ............................        48,600
  Other accrued expenses .......................................        46,443
                                                                 -------------
          Total Liabilities ....................................    30,551,035
                                                                 -------------

NET ASSETS ..................................................... $ 442,858,590
                                                                 =============

  Net assets consist of:
  Paid-in capital .............................................. $ 462,761,939
  Accumulated net investment loss ..............................      (457,342)
  Accumulated net realized losses from security
   and option transactions .....................................   (14,201,350)
  Net unrealized depreciation on investments
   and options .................................................    (5,244,657)
                                                                 -------------
  NET ASSETS ................................................... $ 442,858,590
                                                                 =============

  Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
    no par value) ..............................................    34,979,326
                                                                 =============

Net asset value, redemption price and offering price
  price per share(a) (Note  1).................................. $       12.66
                                                                 =============

(a)  Redemption price varies based on length of time shares are held.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6

HUSSMAN STRATEGIC GROWTH FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends .................................................... $  2,239,411
                                                                 -------------
EXPENSES
  Investment advisory fees (Note 3) ............................    2,246,731(a)
  Administration fees (Note 3) .................................      187,171
  Custodian and bank service fees ..............................       60,422
  Professional fees ............................................       45,322
  Transfer agent and shareholder services fees (Note 3) ........       38,227
  Fund accounting fees (Note 3) ................................       34,045
  Registration and filing fees .................................       33,049
  Postage and supplies .........................................       26,549
  Trustees' fees and expenses ..................................       14,313
  Other expenses ...............................................       10,924
                                                                 -------------
  Total Expenses ...............................................    2,696,753
                                                                 -------------

NET INVESTMENT INCOME (LOSS) .................................     (457,342)
                                                                 -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions ...............   (9,084,643)
  Net realized gains on option contracts .......................   15,933,035
  Net change in unrealized appreciation/depreciation
   on investments ..............................................  (11,638,137)
  Net change in unrealized appreciation/depreciation
   on options ..................................................    4,560,870
                                                                 -------------
NET REALIZED AND UNREALIZED LOSSES
  ON INVESTMENTS AND OPTIONS ...................................     (228,875)
                                                                 -------------

NET  DECREASE  IN NET  ASSETS  FROM  OPERATIONS ................ $  ( 686,217)
                                                                 =============

(a) Includes previously waived/reimbursed investment advisory fees and expenses recouped by the adviser (Note 3).

See accompanying notes to financial statements.




--------------------------------------------------------------------------------
                                                                               7

HUSSMAN STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                         ENDED         YEAR
                                                       DECEMBER 31,    ENDED
                                                          2002        JUNE 30,
                                                      (UNAUDITED)       2002
                                                     ------------   -----------

FROM OPERATIONS
  Net investment income (loss) ...................  $   (457,342)  $   (518,152)
  Net realized gains (losses) from:
     Security transactions .......................    (9,084,643)    11,298,157
     Option contracts ............................    15,933,035        274,316
  Net change in unrealized appreciation/
   depreciation on:
     Investments .................................   (11,638,137)   (13,383,070)
     Options .....................................     4,560,870     13,281,717
                                                    ------------   ------------
Net increase (decrease) in net assets
   resulting from operations .....................      (686,217)    10,952,968
                                                    ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains ........................   (29,772,121)    (2,903,835)
                                                    ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold ......................   375,376,969    154,777,165
  Net asset value of shares issued in reinvestment
   of distributions to shareholders ..............    27,707,111      2,787,520
  Proceeds from redemption fees collected (Note 1)     1,117,233        108,201
  Payments for shares redeemed ...................  (104,226,498)   (12,608,010)
                                                    ------------   ------------
Net increase in net assets from capital
 share transactions ..............................   299,974,815    145,064,876
                                                    ------------   ------------

TOTAL INCREASE IN NET ASSETS .....................   269,516,477    153,114,009

NET ASSETS
  Beginning of period ............................   173,342,113     20,228,104
                                                    ------------   ------------
  End of period ..................................  $442,858,590   $173,342,113
                                                    ============   ============

ACCUMULATED NET INVESTMENT LOSS ..................  $  ( 457,342)  $        --
                                                    ============   ============

CAPITAL SHARE ACTIVITY
  Sold ...........................................    27,752,679     12,057,487
  Reinvested .....................................     2,258,118        244,091
  Redeemed .......................................    (8,025,278)      (965,647)
                                                    ------------   ------------
  Net increase in shares outstanding .............    21,985,519     11,335,931
  Shares outstanding at beginning of period ......    12,993,807      1,657,876
                                                    ------------   ------------
  Shares outstanding at end of period ............    34,979,326     12,993,807
                                                    ============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8


HUSSMAN STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------


                                                    SIX MONTHS
                                                       ENDED           YEAR           PERIOD
                                                    DECEMBER 31,       ENDED           ENDED
                                                        2002         JUNE 30,        JUNE 30,
                                                    (UNAUDITED)        2002           2001(a)
                                                    ------------     --------       ---------
Net asset value at beginning of period .........   $   13.34       $   12.20        $  10.00
                                                   ---------       ---------        --------
Income from investment operations:
  Net investment income (loss) .................       (0.01)          (0.04)          (0.04)
  Net realized and unrealized gains on
   investments and options .....................        0.22            2.52            2.23
                                                   ---------       ---------        --------
Total from investment operations ...............        0.21            2.48            2.19
                                                   ---------       ---------        --------

Distributions from net realized gains ..........       (0.93)          (1.35)           --
                                                   ---------       ---------        --------

Proceeds from redemption fees collected (Note 1)        0.04            0.01            0.01
                                                   ---------       ---------        --------

Net asset value at end of period ...............   $   12.66       $   13.34        $  12.20
                                                   =========       =========        ========

Total return ...................................        2.06%(c)       22.24%          22.00%(c)
                                                   =========       =========        ========

Net assets at end of period (000's) ............   $ 442,859       $ 173,342        $ 20,228
                                                   =========       =========        ========

Ratio of net expenses to average net assets(b) .        1.47%(d)        1.99%           1.99%(d)

Ratio of net investment income (loss) to
 average net assets ............................      ( 0.25%)(d)      (0.81%)        ( 0.53%)(d)

Portfolio  turnover  rate ......................         120%(d)         199%             55%(d)


(a) Represents the period from the commencement of operations (July 24, 2000) through June 30, 2001.

(b) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 2.03% and 2.36% (d) for the periods ended June 30, 2002 and 2001, respectively.

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.



--------------------------------------------------------------------------------
                                                                               9

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES       COMMON STOCKS-- 94.09%                                 VALUE
--------------------------------------------------------------------------------

                AEROSPACE AND DEFENSE-- 1.22%
   150,000      Goodrich Corp ..................................  $  2,748,000
   110,000      Honeywell International, Inc ...................     2,640,000
                                                                    ----------
                                                                     5,388,000
                                                                    ----------
                AUTO COMPONENTS -- 3.90%
   100,000      ArvinMeritor, Inc. .............................     1,667,000
    25,000      BorgWarner, Inc. ...............................     1,260,500
   100,000      Dana Corp. .....................................     1,176,000
    60,000      Dura Automotive Systems, Inc.(a) ...............       602,400
    75,000      Johnson Controls, Inc. .........................     6,012,750
   100,000      Magna International, Inc. - Class A ............     5,615,000
    37,200      O'Reilly Automotive, Inc.(a) ...................       940,788
                                                                    ----------
                                                                    17,274,438
                                                                    ----------
                BANKS-- 0.57%
   100,000      KeyCorp ........................................     2,514,000
                                                                    ----------
                BEVERAGES -- 1.73%
   125,000      Adolph Coors Co. - Class B .....................     7,656,250
                                                                    ----------
                BIOTECHNOLOGY-- 0.28%
    41,900      Dionex Corp.(a) ................................     1,244,849
                                                                    ----------
                BUILDING PRODUCTS -- 1.73%
   300,000      York International Corp. .......................     7,671,000
                                                                    ----------
                CHEMICALS-- 0.77%
   112,400      Lubrizol Corp. (The) ...........................     3,428,200
                                                                    ----------
                COMMERCIAL SERVICES AND SUPPLIES-- 1.28%
    63,500      Consolidated Graphics, Inc.(a) .................     1,412,875
   102,300      Hon Industries, Inc. ...........................     2,893,044
    60,000      Sensient Technologies Corp. ....................     1,348,200
                                                                    ----------
                                                                     5,654,119
                                                                    ----------
                COMPUTERS AND PERIPHERALS -- 1.54%
   250,000      Gateway, Inc.(a) ...............................       785,000
   100,000      Lexmark International Group, Inc.(a) ...........     6,050,000
                                                                    ----------
                                                                     6,835,000
                                                                    ----------
                DIVERSIFIED FINANCIALS-- 0.77%
   125,000      T. Rowe Price Group, Inc. ......................     3,410,000
                                                                    ----------

--------------------------------------------------------------------------------
10

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES       COMMON STOCKS-- 94.09% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

                DIVERSIFIED  TELECOMMUNCATION SERVICES -- 3.17%
   250,000      SBC Communications, Inc. .......................  $  6,777,500
   450,000      Sprint Corp. - FON Group .......................     6,516,000
    22,700      Telefonos de Mexico SA de CV - ADR .............       725,946
                                                                    ----------
                                                                    14,019,446
                                                                    ----------
                ELECTRICAL EQUIPMENT -- 1.37%
   400,000      American Power Conversion Corp.(a) .............     6,060,000
                                                                    ----------
                ELECTRIC UTILITIES-- 1.17%
   125,000      Ameren Corp. ...................................     5,196,250
                                                                    ----------
                ELECTRONIC EQUIPMENT AND INSTRUMENTS-- 0.07%
    20,400      FEI Co.(a) .....................................       311,916
                                                                    ----------
                ENERGY EQUIPMENT AND SERVICES-- 0.47%
    75,000      Constellation Energy Group, Inc. ...............     2,086,500
                                                                    ----------
                FOOD AND DRUG RETAIL-- 1.56%
   120,000      Albertson's, Inc. ..............................     2,671,200
    87,400      Ruddick Corp. ..................................     1,196,506
    91,800      SUPERVALU, Inc. ................................     1,515,618
   100,000      Winn-Dixie Stores, Inc. ........................     1,528,000
                                                                    ----------
                                                                     6,911,324
                                                                    ----------
                FOOD PRODUCTS -- 0.79%
    50,000      Dole Food Co., Inc. ............................     1,629,000
   100,000      Fresh Del Monte Produce, Inc. ..................     1,891,000
                                                                    ----------
                                                                     3,520,000
                                                                    ----------
                GAS UTILITIES -- 0.27%
    50,000      Sempra Energy ..................................     1,182,500
                                                                    ----------

                HEALTH CARE EQUIPMENT AND SUPPLIES -- 0.15%
    50,000      Sola International, Inc.(a) ....................       650,000
                                                                    ----------
                HEALTH CARE PROVIDERS AND SERVICES -- 6.33%
    60,000      Cigna Corp. ....................................     2,467,200
   225,000      Oxford Health Plans, Inc.(a) ...................     8,201,250
   300,000      PacifiCare Health Systems, Inc.(a) .............     8,430,000
   396,600      Quintiles Transnational Corp.(a) ...............     4,798,860
   114,400      Renal Care Group, Inc.(a) ......................     3,619,616
    46,900      Wackenhut Corrections Corp. (a) ................       521,059
                                                                    ----------
                                                                    28,037,985
                                                                    ----------

--------------------------------------------------------------------------------
                                                                              11

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES       COMMON STOCKS-- 94.09% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

                HOTELS, RESTAURANTS AND LEISURE -- 6.57%
    27,700      Bob Evans Farms, Inc. ..........................  $    646,795
   150,000      Carnival Corp. .................................     3,742,500
    90,000      CBRL Group, Inc. ...............................     2,711,700
   108,600      Lone Star Steakhouse and Saloon, Inc. ..........     2,100,324
   250,000      Outback Steakhouse, Inc. .......................     8,610,000
    31,900      Papa John's International, Inc. (a) ............       889,372
   200,000      Sabre Holdings Corp.(a) ........................     3,622,000
   250,000      Wendy's International, Inc. ....................     6,767,500
                                                                  ------------
                                                                    29,090,191
                                                                  ------------
                HOUSEHOLD DURABLES -- 6.76%
    75,000      American Greetings Corp. - Class A .............     1,185,000
    65,900      Clayton Homes, Inc. ............................       802,662
   167,900      Furniture Brands International, Inc.(a) ........     4,004,415
   125,000      Helen of Troy Ltd.(a) ..........................     1,455,000
    72,800      Lancaster Colony Corp. .........................     2,845,024
   278,800      Linens 'N Things, Inc.(a) ......................     6,300,880
   350,000      Sherwin-Williams Co. (The) .....................     9,887,500
    16,700      Toll Brothers, Inc.(a) .........................       337,340
    60,000      Whirlpool Corp. ................................     3,133,200
                                                                  ------------
                                                                    29,951,021
                                                                  ------------
                HOUSEHOLD PRODUCTS -- 1.73%
    55,700      Blyth, Inc. ....................................     1,490,532
   130,000      Kimberly-Clark Corp. ...........................     6,171,100
                                                                  ------------
                                                                     7,661,632
                                                                  ------------
                INFORMATION TECHNOLOGY CONSULTING
                AND SERVICES -- 3.86%
   250,000      Computer Sciences Corp.(a) .....................     8,612,500
   183,600      Synopsys, Inc.(a) ..............................     8,473,140
                                                                  ------------
                                                                    17,085,640
                                                                  ------------
                INSURANCE-- 0.79%
   200,000      UnumProvident Corp.                                  3,508,000
                                                                  ------------
                INTERNET AND CATALOG RETAIL -- 0.96%
   225,000      Amazon.com, Inc.(a)                                  4,250,250
                                                                  ------------

                LEISURE  EQUIPMENT AND PRODUCTS -- 2.64%
   445,000      Borders Group, Inc.(a) .........................     7,164,500
   300,000      Callaway Golf Co. ..............................     3,975,000
    16,800      Fuji Photo Film Co. Ltd. - ADR .................       538,776
                                                                  ------------
                                                                    11,678,276
                                                                  ------------


--------------------------------------------------------------------------------
12

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES       COMMON STOCKS-- 94.09% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

                MACHINERY  -- 0.11%
    20,000      CoorsTek, Inc.(a) ..............................  $    511,000
                                                                  ------------
                MEDIA-- 0.47%
    50,000      Sony Corp. - ADR ...............................     2,065,500
                                                                  ------------
                METALS AND MINING -- 9.01%
   275,700      Agnico-Eagle Mines Ltd. ........................     4,096,902
   650,000      Barrick Gold Corp. .............................    10,016,500
   200,000      Freeport-McMoRan Copper & Gold, Inc. - Class B(a)    3,356,000
   425,000      Newmont Mining Corp. ...........................    12,337,750
   350,000      Placer Dome, Inc. ..............................     4,025,000
   250,000      Precision Castparts Corp. ......................     6,062,500
                                                                  ------------
                                                                    39,894,652
                                                                  ------------
                MULTILINE  RETAIL -- 1.28%
    40,000      Catalina Marketing Corp.(a) ....................       740,000
   200,000      Dollar Tree Stores, Inc.(a) ....................     4,914,000
                                                                  ------------
                                                                     5,654,000
                                                                  ------------
                OIL AND GAS -- 3.05%
    11,100      MKS Instruments, Inc.(a) .......................       182,373
   250,000      Petroleo Brasileiro S.A. - ADR .................     3,735,000
   150,000      PPL Corp. ......................................     5,202,000
   100,000      Royal Dutch Petroleum Co. ......................     4,402,000
                                                                  ------------
                                                                    13,521,373
                                                                  ------------
                PAPER AND FOREST PRODUCTS-- 1.10%
   113,100      Minerals Technologies, Inc. ....................     4,880,265
                                                                  ------------
                PERSONAL PRODUCTS -- 0.49%
   140,000      Ocular Sciences, Inc.(a) .......................     2,172,800
                                                                  ------------
                PHARMACEUTICALS-- 3.15%

   175,000      Merck & Co., Inc. ..............................     9,906,750
   100,000      Mylan Laboratories, Inc. .......................     3,490,000
    25,000      Schering-Plough Corp. ..........................       555,000
                                                                  ------------
                                                                    13,951,750
                                                                  ------------
                REAL ESTATE-- 0.51
    91,600      Standard Pacific Corp. .........................     2,267,100
                                                                  ------------
                SEMICONDUCTOR EQUIPMENT AND PRODUCTS-- 2.39%
   300,000      Intel Corp .....................................     4,671,000
   750,000      Taiwan Semiconductor Manufacturing Co.
                 Ltd. - ADR(a)..................................     5,287,500
    53,900      Veeco Instruments, Inc.(a)......................       623,084
                                                                  ------------
                                                                    10,581,584
                                                                  ------------

--------------------------------------------------------------------------------
                                                                              13

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES       COMMON STOCKS-- 94.09% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

                SOFTWARE -- 1.40%
   400,000      Cadence Design Systems, Inc.(a) ................  $  4,716,000
   306,400      Compuware Corp.(a) .............................     1,470,720
                                                                  ------------
                                                                     6,186,720
                                                                  ------------
                SPECIALTY RETAIL -- 8.98%
   400,000      Abercrombie & Fitch Co. - Class A(a) ...........     8,184,000
   200,000      Best Buy Co., Inc.(a) ..........................     4,830,000
   200,000      Children's Place Retail Stores, Inc. (The)(a) ..     2,128,000
   275,000      Circuit City Stores - Circuit City Group .......     2,040,500
   100,000      Gap, Inc. ......................................     1,552,000
   200,000      Home Depot, Inc. ...............................     4,792,000
   300,000      Limited Brands .................................     4,179,000
    80,000      Loews Corp. ....................................     3,556,800
    80,000      Men's Warehouse, Inc. (The)(a) .................     1,372,000
   224,200      Zale Corp.(a) ..................................     7,151,980
                                                                  ------------
                                                                    39,786,280
                                                                  ------------
                TEXTILES & APPAREL  -- 8.68%
   250,000      Jones Apparel Group, Inc.(a) ...................     8,860,000
   191,800      Liz Claiborne, Inc. ............................     5,686,870
    50,000      Nike, Inc. - Class B ...........................     2,223,500
   167,600      Oakley, Inc.(a) ................................     1,721,252
    50,000      Polo Ralph Lauren Corp.(a) .....................     1,088,000
   200,000      Reebok International Ltd.(a) ...................     5,880,000
   140,000      Stride Rite Corp. ..............................     1,003,800
    11,300      Talbots, Inc. ..................................       311,089
   200,000      Tommy Hilfiger Corp.(a) ........................     1,390,000
   250,000      V.F. Corp. .....................................     9,012,500
    84,600      Wolverine World Wide, Inc. .....................     1,278,306
                                                                  ------------
                                                                    38,455,317
                                                                  ------------
                TOBACCO -- 0.46%
    50,000      Philip Morris Cos., Inc. .......................     2,026,500
                                                                  ------------
                TRADING COMPANIES AND DISTRIBUTORS-- 0.56%
    80,000      Genuine Parts Co. ..............................     2,464,000
                                                                  ------------
                TOTAL COMMON STOCKS (Cost $439,716,585).........  $416,695,628
                                                                  ------------


--------------------------------------------------------------------------------
14

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  CONTRACTS     PUT OPTION CONTRACTS-- 5.20%                           VALUE
--------------------------------------------------------------------------------

     2,850      Russell 2000 Index Option, 03/22/03 at $380 .... $   5,073,000
     3,800      Russell 2000 Index Option, 03/22/03 at $400 ....    10,716,000
     1,075      S&P 100 Index Option, 03/22/03 at $420 .........     1,640,450
     1,775      S&P 100 Index Option, 03/22/03 at $460 .........     5,610,775
                                                                   -----------
                TOTAL PUT OPTION CONTRACTS (Cost $16,929,250)...   $23,040,225
                                                                   -----------

   SHARES       MONEY MARKETS-- 5.78%                                  VALUE
--------------------------------------------------------------------------------

 25,602,310     First American Treasury Obligation Fund
                 - Class S (Cost $25,602,310)................... $  25,602,310
                                                                   -----------

                TOTAL INVESTMENTS AND MONEY MARKETS
                 AT VALUE -- 105.07%
                 (Cost $482,248,145)............................ $ 465,338,163

                LIABILITIES IN EXCESS OF OTHER ASSETS-- (5.07%).  ( 22,479,573)
                                                                   -----------
                NET ASSETS-- 100.00%............................ $ 442,858,590
                                                                 =============

(a)  Non-income producing security.



HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  OPTION                                              VALUE OF       PREMIUMS
 CONTRACTS      WRITTEN CALL OPTIONS                  OPTIONS        RECEIVED
--------------------------------------------------------------------------------
   2,850        Russell 2000 Index Option,
                  03/22/03 at $380................. $  5,956,500  $  8,827,875
   3,800        Russell 2000 Index Option,
                  03/22/03 at $400.................    4,446,000     7,495,500
   1,075        S&P 100 Index Option,
                  03/22/03 at $420.................    4,337,625     6,877,312
   1,775        S&P 100 Index Option,
                  03/22/03 at $460.................    3,003,300     6,208,063
                                                    ------------  ------------
                                                    $ 17,743,425  $ 29,408,750
                                                    ============  ============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                              15

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENT
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING POLICIES
     The Hussman Strategic Growth Fund (the "Fund") is a series of the Hussman Investment Trust (the "Trust"), an open-end management investment company. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is authorized to issue an unlimited number of shares.

     As part of the Trust's organization, the Fund issued in a private placement 10,000 shares of beneficial interest to Hussman Econometrics Advisors, Inc., (the "Adviser") at $10.00 a share on June 20, 2000. The Fund commenced operations on July 24, 2000.

     The  Fund's   investment   objective  is  to  provide   long-term   capital
appreciation, with added emphasis on capital preservation during unfavorable market conditions.

     SECURITIES AND OPTIONS VALUATION -- The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ.

     Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the Adviser to most closely reflect market value as of the time of computation of net asset value. As of December 31, 2002, all options held by the Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.

     In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value


--------------------------------------------------------------------------------
16

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

as determined in accordance with procedures adopted in good faith by the Board of Trustees.

     OPTION TRANSACTIONS -- The Fund may purchase and write put and call options on broad-based stock indices. The Fund may also purchase and write call and put options on individual securities. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the liabilities section of the Fund's Statement of Assets and Liabilities and is subsequently valued. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     SHARE VALUATION AND REDEMPTION FEES -- The net asset value of the Fund's shares is calculated at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1.5% if redeemed within six months of the date of purchase. For the periods ended December 31, 2002 and June 30, 2002, proceeds from redemption fees total $1,117,233 and $108,201, respectively.

     INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS TO SHAREHOLDERS-- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to timing differences


--------------------------------------------------------------------------------
                                                                              17

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

in the recognition of capital gains or losses for option transactions and losses deferred due to wash sales.

     The tax character of distributions paid during the periods ended December 31, 2002 and June 30, 2002 were as follows:

    Ex-Date of            Ordinary             Long-Term             Total
   Distribution            Income            Capital Gains       Distributions
--------------------------------------------------------------------------------
November 22, 2002      $ 13,034,235          $ 16,737,886        $ 29,772,121
October 31, 2001       $  2,903,835          $       --          $  2,903,835

     The tax character of distributable earnings at December 31, 2002 was as follows:

    Accumulated                                                      Total
  Net Investment         Unrealized              Other            Distributable
       Loss             Depreciation             Losses             Earnings
--------------------------------------------------------------------------------
   $ ( 457,342)       $ ( 5,412,402)        $ ( 14,033,605)      $ (19,903,349)

     ORGANIZATION EXPENSES -- All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees and printing, were initially paid by the Adviser, but have been recovered by the Adviser pursuant to the Expense Limitation Agreement (See Note 3).

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

     ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.


--------------------------------------------------------------------------------
18

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     For federal income tax purposes, the cost of portfolio investments, including written options, amounted to $453,007,140 at December 31, 2002. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

             Gross unrealized appreciation      $   33,446,298
             Gross unrealized depreciation         (38,858,700)
                                                --------------
             Net unrealized depreciation        $ (  5,412,402)
                                                ==============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.

2. INVESTMENT TRANSACTIONS
     During the six months ended December 31, 2002,  purchases and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $476,964,631 and $201,658,804, respectively.

3. TRANSACTIONS WITH AFFILIATES
     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

ADVISORY AGREEMENT
     Under the terms of an Advisory Agreement between the Trust and the Adviser, the Fund pays a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.25% of the first $250 million of its average daily net assets; 1.15% of the next $250 million of such assets; 1.05% of the next $500 million of such assets; and 0.95% of such assets in excess of $1 billion.


--------------------------------------------------------------------------------
                                                                              19

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     Pursuant to an Expense Limitation Agreement, the Adviser contractually agreed to waive a portion of its advisory fees and if necessary, reimburse a portion of the Fund's operating expenses until at least December 31, 2002 so that the Fund's ordinary operating expenses do not exceed 2.00% per annum of average net assets (the "Cap"). Advisory fee waivers and expense reimbursements by the Adviser prior to December 31, 2002 were generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred provided that the repayments did not cause the Fund's ordinary operating expenses to exceed the Cap. Pursuant to the Expense Limitation Agreement, for the six months ended December 31, 2002, the Adviser received $19,954 in recouped fees. As of December 31, 2002 all advisory fee waivers and expense reimbursements have been repaid to the Adviser by the Fund.

ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $50 million; .125% on the next $50 million of such assets; .10% on the next $150 million of such assets; .075% on the next $250 million of such assets; and .05% on such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

FUND ACCOUNTING AGREEMENT
     Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly base fee of $2,500, plus an asset based fee equal to 0.01% of its average daily net assets up to $500 million and 0.005% of such net assets in excess of $500 million. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a  Transfer  Agent and  Shareholder  Services  Agreement
between  the  Trust  and  Ultimus,   Ultimus   maintains  the  records  of  each
shareholder's account, answers shareholders' inquiries concerning their

--------------------------------------------------------------------------------
20

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum of $1,500 per month. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus including, but not limited to, postage and supplies.

4. OPTION CONTRACTS WRITTEN
     Transactions in option contracts written during the six months ended December 31, 2002, were as follows:

                                                       OPTION           OPTION
                                                      CONTRACTS        PREMIUMS
                                                      ---------        --------
Options outstanding at beginning of period...........    3,425      $ 8,839,592
Options written......................................   30,425       66,563,186
Options cancelled in a closing purchase transaction..  (24,350)     (45,994,028)
                                                      --------      -----------
Options outstanding at end of period.................    9,500      $29,408,750
                                                      ========      ===========
5. BANK LINE OF CREDIT

     The Fund has an unsecured $10,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. During the six months ended December 31, 2002, the Fund had no outstanding borrowings under the line of credit.





--------------------------------------------------------------------------------
                                                                              21

                            [GRAPHIC OMITTED] HUSSMAN


                               INVESTMENT ADVISER
                      Hussman Econometrics Advisors, Inc.
                       3525 Ellicott Mills Drive, Suite B
                         Ellicott City, Maryland 21043

                              www.hussmanfunds.com
                         1-800-HUSSMAN (1-800-487-7626)


                          ADMINISTRATOR/TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246


                                   CUSTODIAN
                                   U.S. Bank
                               425 Walnut Street
                             Cincinnati, Ohio 45202


                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              1300 Chiquita Center
                             250 East Fifth Street
                             Cincinnati, Ohio 45202


                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

                               [GRAPHIC OMITTED]

                [GRAPHIC OMITTED]   HUSSMAN

                           STRATEGIC TOTAL RETURN FUND

                                   A SERIES OF
                            HUSSMAN INVESTMENT TRUST


                               SEMI-ANNUAL REPORT

                              FOR THE PERIOD ENDED
                                DECEMBER 31, 2002

                                   (UNAUDITED)



                               [GRAPHIC OMITTED]

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
--------------------------------------------------------------------------------
                             LETTER TO SHAREHOLDERS

                                                               February 11, 2003

Dear Shareholder,

The Hussman Strategic Total Return Fund ended 2002 at a net asset value of $10.19. Including a year-end income distribution, the Fund earned a total return of 2.30% from its inception on September 12, 2002 through December 31, 2002.

WITH VALUATIONS AND MARKET ACTION IN THE U.S. TREASURY MARKET CURRENTLY UNFAVORABLE ON THE MEASURES THAT WE USE, THE FUND HAS TAKEN A LIMITED EXPOSURE TO LONG-TERM INTEREST RATE FLUCTUATIONS.

On the basis of valuations, yields on long-term bonds are quite thin in relation to their potential volatility. For example, the ratio of the 10-year Treasury yield to its duration (interest rate sensitivity) is at the lowest level since the 1960's.

On the basis of market action, corporate credit spreads (the difference between yields on risky corporate bonds and default-free Treasuries) have also declined in recent months. In general, this sort of narrowing is rarely followed by substantial declines in Treasury yields. Nor is deflation very likely when credit spreads are narrowing. The main factor that would produce deflationary pressures would be a substantial increase in corporate defaults, and this risk would most probably be telegraphed by a widening of risk spreads. To the extent that we do not observe this, there is not much basis for taking long-term interest rate risk on the expectation of deflation.

Bond market action indicates a great deal about probable economic conditions in the year ahead. Specifically, the behavior of straight Treasuries and inflation-protected Treasuries has been very unusual. The yield on inflation-protected Treasuries essentially measures the real interest rate, while the yield on straight Treasuries is the real yield, plus the anticipated inflation rate. WHEN TREASURY YIELDS DECLINE, BUT INFLATION-PROTECTED YIELDS DECLINE FASTER, IT MEANS NOT ONLY THAT REAL INTEREST RATES ARE DECLINING, BUT ALSO THAT ANTICIPATED INFLATION IS INCREASING (FROM ABOUT 1.5% IN DECEMBER TO ABOUT 2% RECENTLY). SINCE REAL INTEREST RATES ARE TIED CLOSELY TO FUTURE REAL ECONOMIC GROWTH, BOND MARKET ACTION IS GIVING A VERY SPECIFIC FORECAST - WEAK ECONOMIC GROWTH COMBINED WITH POSITIVE AND PERSISTENT INFLATION. IN A WORD, STAGFLATION.

As always, however, our current investment position does not rely on these forecasts, but on the current, observable status of valuations and market action. At present, these conditions are enough to hold us to a defensive position.


                                PORTFOLIO INSIGHT

The Schedule of Investments in this report provides an insight into the Fund's position as of December 31, 2002. At present, the Fund's position emphasizes limited sensitivity to fluctuations in nominal interest rates and inflation. Yet because both the level and trend of real interest rates continue to be favorable on the measures we use, the Fund continues to hold investments driven primarily by real interest rate movements.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
--------------------------------------------------------------------------------
                       LETTER TO SHAREHOLDERS (Continued)




Accordingly, the Fund's assets are currently diversified across Treasury inflation-protected securities, near-term callable agency notes, select utility and precious metals shares, foreign government notes, and short-term money market assets. Once valuations or market action become more favorable, we expect to increase the Fund's exposure to long-term bonds. Currently, however, market conditions emphasize the protection of capital against both interest rate volatility and low but persistent inflation pressures.

IN SHORT, DEPRESSED INTEREST RATES AND RISING INFLATION EXPECTATIONS DO NOT MAKE LONG-TERM TREASURY BONDS PARTICULARLY COMPELLING, YET THERE ARE CLEARLY MANY AREAS THAT WE BELIEVE WILL BE REWARDING TO INVESTORS, BASED ON THEIR PARTICULAR ATTRIBUTES OF VALUATION AND MARKET ACTION.

As always, our objective is to continuously position the Fund to take those risks that exhibit favorable valuation and market action, and to avoid those that do not. The specific positions taken by the Fund may change in response to market conditions, but the Fund's underlying investment discipline is steadfast.

I appreciate your investment in the Fund.

Best wishes,

John P. Hussman, Ph.D.

Weekly updates regarding market conditions and investment strategy, as well as special reports and analysis, are available at no charge at the Fund's website www.hussmanfunds.com
--------------------

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
                    A SERIES OF THE HUSSMAN INVESTMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (UNAUDITED)



ASSETS
  Investments in securities:
  At acquisition cost                                            $ 12,564,080
                                                                 ============
  At value (Note 1)                                              $ 12,879,249
  Dividends and interest receivable                                    75,705
  Receivable for capital shares sold                                      200
  Receivable from Adviser (Note 3)                                     34,464
  Other assets                                                         14,513
                                                                 ------------
       Total Assets                                                13,004,131
                                                                 ------------

LIABILITIES
  Dividends payable                                                     7,040
  Payable for capital shares redeemed                                   6,230
  Payable to administrator (Note 3)                                     6,100
  Other accrued expenses                                               13,456
                                                                 ------------
       Total Liabilities                                               32,826
                                                                 ------------

  NET ASSETS                                                     $ 12,971,305
                                                                 ============

Net assets consist of:
  Paid-in capital                                                $ 12,630,950
  Accumulated net realized gains from
   security transactions                                               24,940
  Net unrealized appreciation on investments                          280,012
  Net unrealized appreciation on translation
   of assets and liabilities
  in foreign currencies                                                35,403
                                                                 ------------

NET ASSETS                                                       $ 12,971,305
                                                                 ============

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value)                         1,272,600
                                                                 ============

Net asset value, offering price and redemption price
 per share (a) (Note 1)                                          $      10.19
                                                                 ============


(a)  Redemption price varies based on length of time shares are held.


See accompanying notes to financial statements.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
                    A SERIES OF THE HUSSMAN INVESTMENT TRUST
                             STATEMENT OF OPERATIONS
                   FOR THE PERIOD ENDED DECEMBER 31, 2002 (a)
                                   (UNAUDITED)


INVESTMENT INCOME
  Dividends                                                      $     22,196
  Interest                                                             54,010
                                                                 ------------
       Total Income                                                    76,206
                                                                 ------------
EXPENSES
  Professional fees                                                    28,438
  Organization expenses (Note 1)                                       24,710
  Investment advisory fees (Note 3)                                    17,527
  Fund accounting fees (Note 3)                                         9,283
  Registration and filing fees                                          7,643
  Administration fees (Note 3)                                          7,200
  Custodian and bank service fees                                       6,123
  Transfer agent and shareholder services fees (Note 3)                 5,400
  Trustees' fees and expenses                                           4,500
  Postage and supplies                                                  2,089
  Insurance expense                                                       362
  Other expenses                                                        1,892
                                                                 ------------
  Total Expenses                                                      115,167
  Less fees waived and expenses reimbursed by the
   Adviser (Note 3)                                                   (88,877)
                                                                 ------------
  Net Expenses                                                         26,290
                                                                 ------------

  NET INVESTMENT INCOME                                                49,916
                                                                 ------------

  REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    AND FOREIGN CURRENCIES (Note 4)
    Net realized gains (losses) from:
       Security transactions                                           24,940
       Foreign currency transactions                                       (5)
    Net change in unrealized appreciation/depreciation on:
       Investments                                                    280,012
       Foreign currency translation                                    35,403
                                                                 ------------

  NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    AND FOREIGN CURRENCIES                                            340,350
                                                                 ------------

  NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    390,266
                                                                 ============


(a) Represents the period from the commencement of operations (September 12, 2002) through December 31, 2002.

See accompanying notes to financial statements.

                     HUSSMAN STRATEGIC TOTAL RETURN FUND
                   A SERIES OF THE HUSSMAN INVESTMENT TRUST
                      STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE PERIOD ENDED DECEMBER 31, 2002 (a)
                                 (UNAUDITED)

FROM OPERATIONS
  Net investment income                                          $     49,916
  Net realized gains (losses) from:
       Security transactions                                           24,940
       Foreign currency transactions                                       (5)
  Net change in unrealized appreciation/depreciation on:
       Investments                                                    280,012
       Foreign currency translation                                    35,403
                                                                 ------------
Net increase in net assets resulting from operations                  390,266
                                                                 ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                          (49,911)
                                                                 ------------

  FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                      13,359,310
    Net asset value of shares issued in reinvestment
     of distributions to shareholders                                  43,716
    Proceeds from redemption fees collected (Note 1)                   11,470
    Payments for shares redeemed                                     (783,546)
                                                                 ------------
Net increase in net assets from capital share transactions         12,630,950
                                                                 ------------

TOTAL INCREASE IN NET ASSETS                                       12,971,305

NET ASSETS
    Beginning of period                                                    --
                                                                 ------------
    End of period                                                $ 12,971,305
                                                                 ============

UNDISTRIBUTED NET INVESTMENT INCOME                              $         --
                                                                 ============

CAPITAL SHARE ACTIVITY
    Sold                                                            1,347,344
    Reinvested                                                          4,290
    Redeemed                                                          (79,034)
                                                                 ------------
    Net increase in shares outstanding                              1,272,600
    Shares outstanding at beginning of period                              --
                                                                 ------------
    Shares outstanding at end of period                             1,272,600
                                                                 ============


(a) Represents the period from the commencement of operations (September 12, 2002) through December 31, 2002.

See accompanying notes to financial statements.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
                    A SERIES OF THE HUSSMAN INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT
                     THE PERIOD ENDED DECEMBER 31, 2002 (a)


Net asset value at beginning of period                           $      10.00
                                                                 ------------

Income from investment operations:
    Net investment income                                                0.04
    Net realized and unrealized gains on investments
     and foreign currencies                                              0.18
                                                                 ------------
Total from investment operations                                         0.22
                                                                 ------------

Distributions from net investment income                                (0.04)
                                                                 ------------

Proceeds from redemption fees collected (Note 1)                         0.01
                                                                 ------------

Net asset value at end of period                                 $      10.19
                                                                 ============

Total return (not annualized)                                            2.30%
                                                                 ============

Net assets at end of period                                      $ 12,971,305
                                                                 ============

Ratio of expenses to average net assets:
    Before advisory fees waived and expenses reimbursed                 3.90%(b)
    After advisory fees waived and expenses reimbursed                  0.90%(b)

Ratio of net investment income to average net assets                    1.69%(b)

Portfolio turnover rate                                                  208%(b)


(a) Represents the period from the commencement of operations (September 12, 2002) through December 31, 2002.

(b)  Annualized.

See accompanying notes to financial statements.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
                    A SERIES OF THE HUSSMAN INVESTMENT TRUST
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002
                                  (UNAUDITED)


   SHARES       COMMON STOCKS -  20.3%                                 VALUE
--------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 2.4%
     7,500      Ameren Corp.                                        $  311,775
                                                                    ----------

                ENERGY EQUIPMENT AND SERVICES - 1.7%
    14,000      DPL, Inc.                                              214,760
                                                                    ----------

                GAS UTILITIES - 1.7%
     3,500      Nicor, Inc.                                            119,105
     4,500      Sempra Energy                                          106,425
                                                                    ----------
                                                                       225,530
                                                                    ----------
                METALS AND MINING - 12.2%
    21,000      Agnico-Eagle Mines Ltd.                                312,060
    31,000      Barrick Gold Corp.                                     477,710
    20,000      Newmont Mining Corp.                                   580,600
    18,000      Placer Dome, Inc.                                      207,000
                                                                    ----------
                                                                     1,577,370
                                                                    ----------
                OIL AND GAS - 2.3%
     3,000      PPL Corp.                                              104,040
     6,500      Scana Corp.                                            201,240
                                                                    ----------
                                                                       305,280
                                                                    ----------

                TOTAL COMMON STOCKS (Cost $2,513,333)              $ 2,634,715
                                                                   -----------


 PAR VALUE      U.S. TREASURY OBLIGATIONS - 54.0%                      VALUE
--------------------------------------------------------------------------------
                U.S. TREASURY BILLS - 15.4%
$2,000,000      Discount note, due 01/23/2003                       $1,998,670
                                                                    ----------

                U.S. TREASURY INFLATION-PROTECTION NOTES - 29.6%
 1,041,630      3.50%, due 01/15/2011                                1,143,352
 2,205,560      3.875%, due 04/15/2029                               2,696,985
                                                                    ----------
                                                                     3,840,337
                                                                    ----------
                U.S. TREASURY NOTES - 9.0%
 1,000,000      6.00%, due 08/15/2009                                1,162,656
                                                                    ----------

                TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,851,175)  $ 7,001,663
                                                                   -----------


 PAR VALUE      U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.5%             VALUE
--------------------------------------------------------------------------------
                FEDERAL HOME LOAN BANK - 15.5%
$  500,000      3.07%, due 04/08/2005                               $  500,117
 1,500,000      3.25%, due 06/19/2006                                1,511,164
                                                                    ----------

                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $2,003,248)                                 $ 2,011,281
                                                                   -----------

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
                    A SERIES OF THE HUSSMAN INVESTMENT TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2002
                                   (UNAUDITED)

 PAR VALUE      FOREIGN GOVERNMENT OBLIGATIONS - 5.2%                  VALUE
--------------------------------------------------------------------------------
                UNITED KINGDOM TREASURY NOTE - 1.9%
BP   150,000    6.50%, due 12/07/2003                               $  247,667
                                                                    ----------

                GERMAN BUNDESSCHATZANWEISUNGEN NOTE - 3.3%
EC   400,000    3.75%, due 09/12/2003                                  422,326
                                                                    ----------

                TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                 (Cost $634,727)                                     $ 669,993
                                                                    ----------


   SHARES       MONEY MARKETS - 4.3%                                   VALUE
--------------------------------------------------------------------------------
   561,597      First American Treasury Obligation Fund - Class S
                           (Cost $561,597)                           $ 561,597
                                                                    ----------

                TOTAL INVESTMENTS AT VALUE - 99.3%
                 (Cost $12,564,080)                               $ 12,879,249

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%            92,056
                                                                  ------------

                NET ASSETS - 100.00%                              $ 12,971,305
                                                                  ============



BP - British Pound
EC - Euro

See accompanying notes to financial statements.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2002
(UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Hussman Strategic Total Return Fund (the "Fund") is a diversified series of the Hussman Investment Trust (the "Trust"), an open-end management investment company organized as an Ohio business trust on June 1, 2000. The Fund is registered under the Investment Company Act of 1940. The Fund is authorized to issue an unlimited number of shares. The Fund commenced operations on September 12, 2002.

The investment objective of the Fund is to provide long-term total return from income and capital appreciation.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Options traded on national securities exchanges are valued at a price between the closing bid and asked prices determined to most closely reflect market value as of the time of computation of net asset value. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)
(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

FUTURES CONTRACTS AND RELATED OPTIONS - The Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities that it intends to purchase. The Fund may purchase an interest rate futures contract to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The value of the underlying securities will be monitored on an ongoing basis to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

SHARE VALUATION AND REDEMPTION FEES - The net asset value per share of the Fund is calculated at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1.5% if redeemed within six months of the date of purchase. For the period ended December 31, 2002, proceeds from redemption fees totaled $11,470.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the interest method.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and treatment for foreign currency transactions.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)
(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The tax character of distributions paid during the period ended December 31, 2002 was ordinary income.

The tax character of distributable earnings at December 31, 2002 was as follows:

                                                       Total
                    Unrealized        Other        Distributable
                   Appreciation       Gains           Earnings
                   ------------     ---------     ----------------
                     $295,890        $44,465          $340,355

ORGANIZATION EXPENSES - All costs incurred and expensed by the Fund in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees and printing, have been paid by the Adviser, but are subject to recovery by the Adviser pursuant to the Expense Limitation Agreement (See Note 3).

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)
(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Based upon the federal income tax cost of portfolio investments of $12,583,605 as of December 31, 2002, the Fund had net unrealized appreciation of $295,644, consisting of $326,435 of gross unrealized appreciation and $30,791 of gross unrealized depreciation. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.


2. INVESTMENT TRANSACTIONS

During the period ended  December 31, 2002,  cost of purchases and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $11,866,767 and $4,264,139, respectively.


3. TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

ADVISORY AGREEMENT
Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.60% of the average daily net assets of the Fund.

Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to waive a portion of its advisory fees or to absorb the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 0.90% annually of its average daily net assets. This expense limitation agreement remains in effect until at least December 31, 2005. Any fee waivers or expense reimbursements by the Adviser, either before or after December 31, 2005, are subject to repayment by the Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. Accordingly, during the period ended December 31, 2002, the Adviser waived its entire advisory fee and reimbursed the Fund for the other expenses in the amount of $71,350. As of December 31, 2002, the Adviser may in the future, but no later than June 30, 2006, recoup from the Fund fees waived and expenses reimbursed totaling $88,877.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)
(UNAUDITED)

3. TRANSACTIONS WITH AFFILIATES (Continued)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, Ultimus receives a monthly fee at an annual rate of .15% of the Fund's average daily net assets up to $50 million; .125% of such assets from $50 million to $100 million; .10% of such assets from $100 million to $250 million; .075% of such assets from $250 to $500 million; and .05% of such assets in excess of $500 million, subject to a minimum fee of $2,000 per month. Accordingly, during the period ended December 31, 2002, Ultimus was paid $7,200 for administrative services.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. Accordingly, during the period ended December 31, 2002, Ultimus was paid $9,283 for accounting services. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum fee of $1,500 per month. Accordingly, during the period ended December 31, 2002, Ultimus was paid $5,400 for transfer agent services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.


4. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)
(UNAUDITED)

4. FOREIGN CURRENCY TRANSLATION (Continued)

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

ITEM 2. CODE OF ETHICS.


Not applicable





ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not applicable





ITEMS 4-8. [RESERVED]





ITEM 9. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act (17 CFR 270.30a-2(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.


(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Hussman Investment Trust
             -------------------------------------------


By (Signature and Title)*    /s/ John P. Hussman
                            ----------------------------
                            John P. Hussman, President


Date   March 3, 2003
      --------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ John P. Hussman
                            ----------------------------
                            John P. Hussman, President


Date   March 3, 2003
      --------------------------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                            ----------------------------
                            Mark J. Seger, Treasurer


Date   March 3, 2003
      --------------------------------------------------


* Print the name and title of each signing officer under his or her signature.